Earnings / (loss) per share - Narrative (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [line items]
Dilutive effect on number of ordinary shares (in shares)	0	7,053,750
Dilutive effect relating to convertible notes (in shares)	0	5,275,395
Convertible Debt Securities
Earnings per share [line items]
Dilutive effect on number of ordinary shares (in shares)	7,224,568
Dilutive effect relating to convertible notes (in shares)		5,295,075
Restricted Stock
Earnings per share [line items]
Dilutive effect on number of ordinary shares (in shares)	3,720,577	3,699,210